Net borrowings - Schedule of net borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	£ (1,184)	£ (1,862)	£ (1,214)
Borrowings due after one year	(12,693)	(12,865)	(14,063)
Fair value of foreign currency forwards and swaps	122	169	117
Fair value of interest rate hedging instruments	4	63	146
Lease liabilities	(360)	(363)	(410)
Gross borrowings	(14,111)	(14,858)	(15,424)
Cash and cash equivalents	1,780	2,749	2,763
Net borrowings	£ (12,331)	£ (12,109)	£ (12,661)	£ (13,246)